UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Small Cap Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 13.95%
Allscripts Healthcare Solutions, Inc.*	768,600	$20,759,886
Bucyrus International, Inc., Class A	264,894	19,314,746
Capella Education Company*	289,750	16,215,859
DealerTrack Holdings, Inc.*	398,600	16,667,459
Heartland Payment Systems, Inc.	367,300	9,439,610
Resources Connection, Inc.	868,818	20,126,169
Tetra Tech, Inc.*	574,100	12,096,287
VeriFone Holdings, Inc.*	259,900	11,521,367
Zoltek Companies, Inc.*	190,100	8,284,558
		134,425,941
Communications Equipment - 4.49%
General Cable Corporation*	358,200	24,042,384
Polycom, Inc.*	716,700	19,257,729
		43,300,113
Computers - Micro - 1.45%
Sonic Solutions*	1,339,700	13,993,166

Computers - Peripherals - 8.78%
ACI Worldwide, Inc.*	915,000	20,463,975
Advent Software, Inc.*	251,300	11,799,791
MICROS Systems, Inc.*	465,600	30,284,952
Stratasys, Inc.*	478,200	13,162,455
Vital Images, Inc.*	456,100	8,889,389
		84,600,562
Consumer Electronics - 2.48%
DTS, Inc.*	786,700	23,876,345

Cosmetics and Toiletries - 1.86%
Bare Escentuals, Inc.*	722,200	17,961,114

Defense - 1.58%
DRS Technologies, Inc.	275,800	15,202,096

Electrical Equipment - 1.71%
Microsemi Corporation*	593,700	16,540,482

Electronic Components - 1.08%
PMC-Sierra, Inc.*	1,236,600	10,381,257

Electronic Instruments - 1.83%
Trimble Navigation Limited*	451,100	17,671,842

Finance Companies - 5.36%
Financial Federal Corporation	539,175	15,102,292
Portfolio Recovery Associates, Inc.	584,700	30,948,171
XL Capital Assurance Inc.	244,600	5,586,664
		51,637,127
Health Care - Drugs - 4.35%
Adams Respiratory Therapeutics, Inc.*	502,500	19,361,325
Martek Biosciences Corporation*	776,639	22,534,181
		41,895,506

Health Care - General - 4.88%
Kyphon Inc.*	355,800	24,904,221
Omnicell, Inc.*	428,800	12,212,224
Volcano Corporation*	601,300	9,885,372
		47,001,817
Hospital Supply and Management - 7.50%
athenahealth, Inc.*	31,500	1,066,432
Cerner Corporation*	263,688	15,765,906
Healthways, Inc.*	458,600	24,736,884
PSS World Medical, Inc.*	1,604,100	30,702,474
		72,271,696
Insurance - Property and Casualty - 0.67%
eHealth, Inc.*	233,400	6,450,009

Hotels and Gaming - 3.27%
Scientific Games Corporation, Class A*	839,500	31,548,410

Leisure Time Industry - 0.84%
THQ Inc.*	322,600	8,060,161

Metal Fabrication - 1.78%
Ladish Co., Inc.*	309,700	17,163,574

Motor Vehicle Parts - 2.13%
LKQ Corporation*	589,100	20,494,789

Petroleum - Domestic - 1.80%
Bill Barrett Corporation*	245,600	9,679,096
Continental Resources, Inc.*	421,500	7,646,010
		17,325,106
Petroleum - International - 1.26%
Newfield Exploration Company*	251,700	12,121,872

Petroleum - Services - 5.47%
Core Laboratories N.V.*	60,600	7,719,834
Dril-Quip, Inc.*	508,000	25,069,800
Oceaneering International, Inc.*	262,900	19,927,820
		52,717,454
Publishing - 1.20%
IHS Inc., Class A*	205,000	11,580,450

Railroad - 1.91%
Westinghouse Air Brake Technologies Corporation	492,300	18,441,558

Restaurants - 1.21%
P.F. Chang's China Bistro, Inc.*	394,600	11,672,268

Retail - Specialty Stores - 2.92%
Coldwater Creek Inc.*	1,029,100	11,170,880
Knot, Inc. (The)*	335,200	7,124,676
Tween Brands, Inc.*	300,200	9,858,568
		28,154,124
Timesharing and Software - 8.02%
Blackboard Inc.*	412,900	18,914,949
CoStar Group, Inc.*	115,400	6,162,360
Concur Technologies, Inc.*	212,600	6,694,774
F5 Networks, Inc.*	399,100	14,832,552
FactSet Research Systems, Inc.	176,825	12,121,354
Internap Network Services Corporation*	307,600	4,360,230
Ultimate Software Group, Inc. (The)*	408,200	14,201,278
		77,287,497
Utilities - Electric - 1.23%
Pike Electric Corporation*	634,400	11,901,344

TOTAL COMMON STOCKS - 95.01%		$915,677,680

(Cost: $743,205,299)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.31%
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	$3,000	2,995,575

Construction Materials - 0.31%
Black & Decker Corp.,
5.6%, 10-15-07	3,000	2,993,467

Food and Related - 0.79%
General Mills, Inc.,
5.7%, 10-10-07	3,000	2,995,725
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
6.25%, 10-11-07	4,575	4,567,057
		7,562,782
Forest and Paper Products - 0.99%
Sonoco Products Co.:
5.6%, 10-1-07	4,596	4,596,000
5.76%, 10-16-07	5,000	4,988,000
		9,584,000
Leisure Time Industry - 0.52%
Walt Disney Company (The),
5.2%, 10-11-07	5,000	4,992,778

Retail - General Merchandise - 0.52%
Target Corporation,
5.0%, 10-19-07	5,000	4,987,500

Utilities - Electric - 0.52%
Detroit Edison Co.,
5.55%, 10-11-07	5,000	4,992,292

Utilities - Gas and Pipeline - 0.62%
Michigan Consolidated Gas Co.,
5.6%, 10-16-07	3,000	2,993,000
Questar Corporation,
5.75%, 10-19-07	3,000	2,991,375
		5,984,375

Total Commercial Paper - 4.58%		44,092,769

Municipal Obligation - Taxable - 0.41%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	4,000	4,000,000

TOTAL SHORT-TERM SECURITIES - 4.99%		$48,092,769

(Cost: $48,092,769)

TOTAL INVESTMENT SECURITIES - 100.00%		$963,770,449

(Cost: $791,298,068)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007